Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 10, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Keyuan Petrochemicals, Inc.
Entity Central Index Key	0001326396
Amendment Flag	true
Amendment Description
We need to file this prospectus to conform the disclosure contained herein to our Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on April 13, 2012.   This Registration Statement contains a combined prospectus pursuant to Rule 429 under the Securities Act that relates to, among other things, the exercise of warrants that have previously been registered with the Securities and Exchange Commission pursuant to the Company’s Registration Statements on Form S-1 (File No’s. 3333-167029 and 333-170324).  Accordingly, upon effectiveness, this Registration Statement shall act as a post-effective amendment to such previously filed Registration Statements.  The information in this Registration Statement updates the information contained in Registration Statement No’s. 3333-167029 and 333-170324.

Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48,659,948.88
Entity Common Stock, Shares Outstanding		57,695,971